Other Income (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Other Income [Abstract]
Schedule of Other Income
Other income	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
Fair value gain on warrant liability	2,106	—
Sundry Balances written back	50,113	360,842
	52,219	360,842

Other income	For the year ended March 31, 2023	For the year ended March 31, 2022
Income from revenue entitlement rights*	—	14,392,091
Fair value gain on warrant liability	22,766	1,487,589
Miscellaneous Income	1,501	—
Sundry Balances written back	360,878	425,853
	385,145	16,305,533